UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-07471


Matthew 25 Fund, Inc.
(Exact name of registrant as specified in charter)


607 West Avenue
Jenkintown, PA  19046
(Address of principal executive offices)


Mark Mulholland
607 West Avenue
Jenkintown, PA  19046
(Name and address of agent for service)


Registrant's telephone number, including area code: (215) 884-4458


Date of fiscal year end: December 31

Date of reporting period: March 31, 2007


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

The Matthew 25 Fund
Schedule of Investments
March 31, 2007
(unaudited)


                                Number of Shares  Historical Cost     Value
                                ----------------  ---------------     ------
COMMON STOCKS  --  98.16%

BUSINESS SERVICES  --  0.85%
  Western Union Company          37,143           $   478,225       $   815,289


CONSTRUCTION MACHINERY & EQUIP -- 5.44%
  ASV, Inc.*                    342,500             5,245,220         5,226,550


FEDERAL & FEDERALLY SPONSORED
CREDIT AGENCY  --  17.45%
  Federal Agricultural
  Mortgage Corp.                571,800             12,692,158       15,552,960
  Federal Agricultural
  Mortgage Corp.Class A          61,500              1,081,103        1,212,165
                                                    ----------       ----------
                                                    13,773,261       16,765,125

FIRE, MARINE & CASUALTY INSURANCE  -- 4.08%
  Berkshire Hathaway,
  Class A*                           36              2,045,481        3,923,640

GAS PRODUCTION & DISTRIBUTION  --  6.21%
  El Paso Corporation           412,500              2,942,912        5,968,875

LAND SUBDIVIDERS & DEVELOPERS  --  4.80%
  St. Joe Company                88,000              3,902,937        4,603,280


METALWORKING MACHINERY & EQUIPMENT  --  9.94%
  Black & Decker, Inc.          117,000              6,962,306        9,549,540

MISC. SHOPPING GOODS STORE -- 7.59%
  Cabelas, Inc.*                294,000              5,191,221        7,294,140


MISC. TRANSPORTATION EQUIPMENT  --  11.24%
  Polaris Industries, Inc.      225,000              4,716,223       10,795,500

PERSONAL CREDIT INSTITUTION  --  8.86%
  Advanta Corporation,
  Class A                       212,500              2,011,740        8,517,000


SAVINGS INSTITUTION  --  5.50%
  Abington Community Bancorp    119,700              1,412,495        2,377,242
  Willow Financial Bancorp,Inc. 225,000              1,550,274        2,902,500
                                                     ---------        ---------
                                                     2,962,769        5,279,742

SECURITY BROKERS, DEALERS & FLOTATION  --  6.28%
  Ameritrade Clearing, Inc.    322,500               2,732,571        4,798,800
  Goldman Sachs Group, Inc.      6,000               1,198,884        1,239,780
                                                     ---------        ---------
                                                     3,931,455        6,038,580

SURETY INSURANCE  --  9.92%
  MBIA, Inc.                    145,500              6,071,024        9,528,795

                                                    ----------       ----------
                                                    ----------       ----------
TOTAL COMMON STOCKS                                 60,234,774       94,306,056

PREFERRED STOCKS  --  1.14%
ELECTRIC UTILITIES  --  1.14%
  Pacific G&E Corp.
  6% Preferred                  42,000                 529,628        1,092,000
                                                     ---------       ----------
                                                     ---------       ----------
TOTAL PREFERRED STOCKS                                 529,628        1,092,000

SHORT-TERM INVESTMENTS  --  0.67%
  AIM Short-Term Treasury Fund
                               640,969                 640,969          640,969
                                                     ---------        ---------
                                                     ---------        ---------

TOTAL INVESTMENTS  --   99.97%                   $  61,405,371       96,039,025

 Other Assets Less Liabilities  -- 0.03%             ==========          31,798
NET ASSETS  100.00%                                                ------------
                                                                   $ 96,070,823
                                                                   ============






*Non-income producing security during the period.


Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities may be valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.




Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Mark Mulholland, President of Matthew 25 Fund, certify that:

1. I have reviewed this report on Form N-Q of the Matthew 25 Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Matthew 25 Fund as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Matthew 25 Fund and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation;
and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. I have disclosed to the Matthew 25 Fund's auditors and the audit committe of the Matthew 25 Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Matthew 25 Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Matthew 25 Fund's internal control over financial reporting.



Matthew 25 Fund, Inc.

/S/ Mark Mulholland
________________________________
Mark Mulholland, President
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

May 31, 2007




Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Matthew 25 Fund, Inc.
/S/ Mark Mulholland, President
_________________________________
Mark Mulholland
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

May 31, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Matthew 25 Fund, Inc.
/S/ Mark Mulholland, President
_________________________________
Mark Mulholland
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

May 31, 2007